Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information [Abstract]
Schedule of Results
Inter-segment eliminations and transactions are identified separately, and the combined segments’ information is reconciled to the Statement of Financial Position and Statement of Comprehensive Income. Inter-segment revenues are eliminated upon consolidation and reflected in the "Inter-segment eliminations" column.

	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$
For the year ended December 31, 2024
Revenue from customers	4,169,658	-	6,914,532	(10,943,668)	140,522
Cost of Sales	(2,071,949)	-	(6,773,508)	8,758,585	(86,872)
Gain (loss) on foreign exchange	(8,112)	471,663	(693,104)	4,247	(225,306)
Goodwill impairment	(9,020,813)	-	-	-	(9,020,813)
General and administrative expenses	(4,190,621)	(5,256,215)	(29,913,671)	1,767,150	(37,593,357)
Depreciation and amortization	(1,359,611)	(39,199)	(89,985)	-	(1,488,795)
Interest income	76,438	961	4,423,867	(2,159,195)	2,342,071
Fair value gain on embedded derivatives	-	-	5,771,000	-	5,771,000
Interest expense	(30,809)	(353,530)	(6,050,318)	-	(6,434,657)
Loss before tax	(12,435,819)	(5,176,320)	(26,411,187)	(2,572,881)	(46,596,207)

For the year ended December 31, 2024
Segment assets	7,185,012	123,400,083	92,982,474	(66,914,097)	156,653,472
Segment liabilities	(3,792,443)	(64,496,247)	(58,389,664)	69,351,882	(57,326,472)

	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$
For the year ended December 31, 2023
Revenue from customers	9,153,646	-	5,492,548	(13,168,368)	1,477,826
Cost of Sales	(753,914)	-	-	-	(753,914)
Interest income	106,998	307,610	152,582	-	567,190
Gain (loss) on foreign exchange	(23,662)	203,621	(319)	-	179,640
General and administrative expenses	(4,989,038)	(8,027,952)	(365,516,596)	13,168,368	(365,365,218)
Depreciation and amortization	(473,752)	(220,869)	(18,363)	-	(712,984)
Gain on remeasurement of deferred consideration	-	156,047	-	-	156,047
Interest expense	(9,365)	(187,293)	(15,321)	-	(211,979)
Income (loss) before tax	3,010,913	(7,768,836)	(359,905,469)	-	(364,663,392)

For the year ended December 31, 2023
Segment assets	29,653,933	76,110,868	36,497,552	-	142,262,353
Segment liabilities	(6,228,145)	(12,044,608)	(1,706,834)	6,030,761	(13,948,826)

	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$
For the year ended December 31, 2022
Revenue from customers	12,472,124	-	-	(9,544,664)	2,927,460
Interest income	95,063	129,221	105	-	224,389
Loss on foreign exchange	(6,068)	(49,633)	-	-	(55,701)
General and administrative expenses	(2,501,835)	(32,841,783)	(2,559,874)	9,544,664	(28,358,828)
Depreciation and amortization	(71,096)	(125,856)	(3,739)		(200,691)
Gain on remeasurement of deferred consideration	-	235,505	-	-	235,505
Interest expense	-	(265,294)	(1,060)	-	(266,354)
Income (loss) before tax	9,988,188	(32,917,840)	(2,564,568)	-	(25,494,220)

For the year ended December 31, 2022
Segment assets	4,996,914	80,778,122	11,202,015	-	96,977,051
Segment liabilities	(7,126,752)	(11,672,596)	(2,190,898)	-	(20,990,246)
Geographical analysis

	For the years ended,
Revenue from external customers	December 31, 2024		December 31, 2023		December 31, 2022
	$		$		$
South Africa	-		810,350		2,866,617
Australia	140,522		384,358		11,701
Rest of the world	-		283,118		49,143
	140,522	—	1,477,826	—	2,927,460